Business Combinations (Details) $ / shares in Units, $ in Thousands										1 Months Ended			2 Months Ended	4 Months Ended		6 Months Ended				7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Aug. 20, 2021 USD ($) shares	Feb. 17, 2021 USD ($)	Jan. 15, 2021 USD ($) shares	Dec. 11, 2020 USD ($) shares	Oct. 28, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 22, 2020 USD ($) shares	Jun. 01, 2020 USD ($) shares	Mar. 02, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Liabilities:
Goodwill										$ 69,333		$ 52,711	$ 52,711	$ 69,333		$ 69,333	$ 69,333	$ 52,711		$ 52,711	$ 52,711	$ 52,711		$ 52,711
Total intangible assets		$ 24,160
Acquisition-related costs included in transaction expenses																	2,419					9,944
Business Acquisition, Pro Forma Information [Abstract]
Revenues																	68,153		$ 57,290			84,770			$ 56,129
Net (loss) income																	$ (22,066)		$ (3,908)			(9,131)			$ (12,978)
Achievement of revenue milestones																	(i) $0 if Roccor revenue for the year ended December 31, 2021 is less than $30,000 thousand, (ii) $1,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $30,000 thousand but less than $40,000 thousand, (iii) $2,000 thousand if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $40,000 thousand.
Goodwill										69,333		52,711	52,711	69,333		69,333	$ 69,333	52,711		52,711	52,711	52,711		$ 52,711
Revenue volatility
Liabilities:
Total intangible assets					$ 13,400
Adcole Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid									$ 32,640
Purchase consideration									32,640
Assets:
Cash									156
Accounts receivable									840
Contract assets									1,427
Inventory									212
Prepaid expenses and other current assets									661
Property, plant and equipment									444
Intangible assets									9,690
Total									13,430
Liabilities:
Accounts payable									894
Accrued expenses									644
Deferred revenue									777
Total									2,315
Fair value of net identifiable assets acquired									11,115
Goodwill									21,525
Total intangible assets									$ 9,690
Goodwill deductible period									15 years								15 years
Post-acquisition net revenues															$ 3,373						8,096
Post-acquisition net loss															279						(1,878)
Acquisition-related costs included in transaction expenses															$ 2,055						2,055
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)									100.00%
Goodwill									$ 21,525
DSS Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid								$ 3,940
Equity issued								1,000
Purchase consideration								4,940
Assets:
Cash								1,071
Accounts receivable								1,282
Contract assets								107
Inventory								39
Prepaid expenses and other current assets								37
Property, plant and equipment								710
Intangible assets								850
Other non-current assets								26
Total								4,122
Liabilities:
Accounts payable								284
Deferred revenue								188
Current Portion of long-term debt								353
Other current liabilities								1,178
Long-term debt								705
Deferred tax liabilities								458
Total								3,166
Fair value of net identifiable assets acquired								956
Goodwill								3,984		3,899				3,899		3,899	$ 3,899
Total intangible assets								$ 850
Post-acquisition net revenues																				5,381
Post-acquisition net loss																				(1,707)
Acquisition-related costs included in transaction expenses																				434
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)								100.00%
Number of Units issued | shares								1,000,000
Measurement period adjustment to goodwill																	(85)
Goodwill								$ 3,984		3,899				3,899		3,899	3,899
MIS Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid							$ 42,177
Equity issued							2,616
Contingent consideration							600
Purchase consideration							45,393
Assets:
Cash							13,559
Accounts receivable							585
Contract assets							665
Property, plant and equipment							451
Intangible assets							35,000
Other non-current assets							676
Total							50,936
Liabilities:
Accounts payable							3,689
Deferred revenue							7,128
Other current liabilities							2,749
Deferred tax liabilities							7,297
Total							20,863
Fair value of net identifiable assets acquired							30,073
Goodwill							15,320			14,808				14,808		14,808	14,808
Total intangible assets							$ 35,000
Post-acquisition net revenues						$ 990												22,061
Post-acquisition net loss						793												(1,186)
Acquisition-related costs included in transaction expenses						$ 4,132												$ 4,132
Business Acquisition, Pro Forma Information [Abstract]
Cash paid for shares	$ 1,552
Equity interest acquired (in percent)							100.00%
Number of Units issued | shares	1,354,088						2,615,726
Earnout amount per share | $ / shares																		$ 1.50						$ 1.50
Maximum MIS revenue for earnout amount																		$ 40,000						$ 40,000
Maximum contingent earnout												15,000	15,000					15,000		15,000	15,000	15,000		15,000
Minimum contingent earnout												0	0					$ 0		$ 0	$ 0	$ 0		$ 0
Earnout amount																	9,939
Fair value of the contingent earnout including equity										11,491				11,491		11,491	11,491
Fair value of the contingent earnout										10,889				10,889		10,889	10,889
Measurement period adjustment to goodwill																	(512)
Goodwill							$ 15,320			$ 14,808				$ 14,808		$ 14,808	$ 14,808
MIS Acquisition | Risk-free interest rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption							0.2			0.05				0.05		0.05	0.05
MIS Acquisition | Revenue discount rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption							6.5
MIS Acquisition | Revenue volatility
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption							30.0			51.7				51.7		51.7	51.7
MIS Acquisition | Earnout payment discount rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption							5.9
Roccor Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid					15,683
Equity issued					1,565
Contingent consideration					657
Purchase consideration					17,905
Assets:
Cash					6,161
Accounts receivable					517
Contract assets					1,797
Property, plant and equipment					1,128
Intangible assets					13,400
Other non-current assets					361
Total					23,364
Liabilities:
Accounts payable					1,880
Deferred revenue					3,240
Other current liabilities					5,112
Deferred tax liabilities					1,952
Total					12,184
Fair value of net identifiable assets acquired					11,180
Goodwill					6,725					$ 6,041				$ 6,041		$ 6,041	$ 6,041
Total intangible assets					$ 13,400
Post-acquisition net revenues													5,003
Post-acquisition net loss													338
Acquisition-related costs included in transaction expenses													$ 1,838
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)					100.00%
Number of Units issued | shares					1,564,531
Earnout amount																	225
Fair value of the contingent earnout					$ 550					550				550		550	550
Measurement period adjustment to goodwill																	(684)
Goodwill					6,725					$ 6,041				$ 6,041		$ 6,041	6,041
PBR Escrow amount					466												466
PBR Variance amount					359												359
PBR Escrow contingent consideration					107												107
PBR Escrow amount paid											$ 107						$ 107
Roccor Acquisition | Revenue less than $30,000
Business Acquisition, Pro Forma Information [Abstract]
Earnout amount					0																		$ 0
Roccor Acquisition | Revenue equal to or greater than $30,000 thousand but less than $40,000 thousand
Business Acquisition, Pro Forma Information [Abstract]
Earnout amount					1,000																		1,000
Roccor Acquisition | Revenue equal to or greater than $40,000 thousand
Business Acquisition, Pro Forma Information [Abstract]
Earnout amount					$ 2,000																		$ 2,000
Roccor Acquisition | Risk-free interest rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption					0.1					0.1				0.1		0.1	0.1
Roccor Acquisition | Revenue discount rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption					7.0					7.0				7.0		7.0	7.0
Roccor Acquisition | Revenue volatility
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption					30.0					30.0				30.0		30.0	30.0
Roccor Acquisition | Earnout payment discount rate
Business Acquisition, Pro Forma Information [Abstract]
MIS Black-Scholes OPM Assumption					4.0					4.0				4.0		4.0	4.0
LoadPath Acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid				$ 7,598
Equity issued				800
Purchase consideration				8,398
Assets:
Cash				995
Accounts receivable				1,208
Contract assets				187
Prepaid expenses and other current assets				2
Property, plant and equipment				42
Intangible assets				4,230
Total				6,664
Liabilities:
Accounts payable				334
Deferred revenue				394
Other current liabilities				1,203
Deferred tax liabilities				1,148
Total				3,079
Fair value of net identifiable assets acquired				3,585
Goodwill				4,813
Total intangible assets				$ 4,230
Post-acquisition net revenues												245
Post-acquisition net loss												(32)
Acquisition-related costs included in transaction expenses												$ 1,485
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)				100.00%
Number of Units issued | shares				800,000
Goodwill				$ 4,813
Oakman acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid			$ 12,142
Equity issued			2,110
Purchase consideration			14,252
Assets:
Accounts receivable			1,279
Contract assets			121
Inventory			40
Prepaid expenses and other current assets			50
Property, plant and equipment			493
Intangible assets			10,600
Total			12,583
Liabilities:
Accounts payable			46
Accrued expenses			2,022
Deferred revenue			253
Other current liabilities			45
Deferred tax liabilities			2,831
Total			5,197
Fair value of net identifiable assets acquired			7,386
Goodwill			6,866
Total intangible assets			$ 10,600
Post-acquisition net revenues																$ 2,688
Post-acquisition net loss																564
Acquisition-related costs included in transaction expenses																$ 657
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)			100.00%
Number of Units issued | shares			1,000,000
Goodwill			$ 6,866
DPSS acquisition
Business Combination, Consideration Transferred [Abstract]
Cash paid		27,305
Purchase consideration		27,305
Assets:
Cash		711
Accounts receivable		1,270
Contract assets		1,534
Inventory		3
Prepaid expenses and other current assets		53
Property, plant and equipment		734
Intangible assets		24,160
Other non-current assets		48
Total		28,513
Liabilities:
Accounts payable		1,186
Accrued expenses		1,282
Deferred revenue		3,830
Deferred tax liabilities		6,058
Total		12,356
Fair value of net identifiable assets acquired		16,157
Goodwill		$ 11,148
Post-acquisition net revenues										$ 808				$ 10,888
Post-acquisition net loss										27				(294)
Acquisition-related costs included in transaction expenses										$ 434				$ 1,566
Business Acquisition, Pro Forma Information [Abstract]
Equity interest acquired (in percent)		100.00%
Goodwill		$ 11,148
DPSS acquisition | Minimum
Business Acquisition, Pro Forma Information [Abstract]
Goodwill measurement period adjustment																	$ 244
DPSS acquisition | Maximum
Business Acquisition, Pro Forma Information [Abstract]
Goodwill measurement period adjustment																	$ 11,148
MIS Acquisition.
Business Combination, Consideration Transferred [Abstract]
Cash paid							$ 42,177
Equity issued							2,616
Contingent consideration							600
Purchase consideration							45,393
Assets:
Cash							13,559
Accounts receivable							1,097
Contract assets							665
Property, plant and equipment							451
Intangible assets							35,000
Other non-current assets							676
Total							51,448
Liabilities:
Accounts payable							3,689
Deferred revenue							7,128
Other current liabilities							2,749
Deferred tax liabilities							7,297
Total							20,863
Fair value of net identifiable assets acquired							30,585
Goodwill							14,808
Business Acquisition, Pro Forma Information [Abstract]
Goodwill							14,808
DSS Acquisition.
Business Combination, Consideration Transferred [Abstract]
Cash paid								3,940
Equity issued								1,000
Purchase consideration								4,940
Assets:
Cash								1,071
Accounts receivable								1,282
Contract assets								107
Inventory								39
Prepaid expenses and other current assets								37
Property, plant and equipment								710
Intangible assets								850
Other non-current assets								26
Total								4,122
Roccor Acquisition.
Business Combination, Consideration Transferred [Abstract]
Cash paid					$ 14,999
Equity issued					1,565
Contingent consideration					657
Purchase consideration					17,221
Assets:
Cash					6,161
Accounts receivable					517
Contract assets					1,797
Property, plant and equipment					1,128
Intangible assets					13,400
Other non-current assets					361
Total					23,364
Liabilities:
Accounts payable					1,880
Deferred revenue					3,240
Other current liabilities					5,112
Deferred tax liabilities					1,952
Total					12,184
Fair value of net identifiable assets acquired					11,180
Goodwill					6,041
Business Acquisition, Pro Forma Information [Abstract]
Goodwill					6,041
Trademarks
Liabilities:
Total intangible assets		160
Trademarks | Revenue volatility
Liabilities:
Total intangible assets					1,200
Trademarks | Adcole Acquisition
Liabilities:
Total intangible assets									1,000
Trademarks | DSS Acquisition
Liabilities:
Total intangible assets								150
Trademarks | MIS Acquisition
Assets:
Intangible assets							3,400
Liabilities:
Total intangible assets							3,400
Trademarks | Roccor Acquisition
Liabilities:
Total intangible assets					1,200
Trademarks | LoadPath Acquisition
Liabilities:
Total intangible assets				560
Trademarks | Oakman acquisition
Liabilities:
Total intangible assets			100
Technology
Liabilities:
Total intangible assets		11,900
Technology | Revenue volatility
Liabilities:
Total intangible assets					6,500
Technology | Adcole Acquisition
Liabilities:
Total intangible assets									2,400
Technology | MIS Acquisition
Assets:
Intangible assets							16,000
Liabilities:
Total intangible assets							16,000
Technology | Roccor Acquisition
Liabilities:
Total intangible assets					6,500
Technology | LoadPath Acquisition
Liabilities:
Total intangible assets				370
Technology | Oakman acquisition
Liabilities:
Total intangible assets			5,600
Customer relationships
Liabilities:
Total intangible assets		$ 12,100
Customer relationships | Revenue volatility
Liabilities:
Total intangible assets					5,700
Customer relationships | Adcole Acquisition
Liabilities:
Total intangible assets									6,100
Customer relationships | DSS Acquisition
Liabilities:
Total intangible assets								$ 700
Customer relationships | MIS Acquisition
Assets:
Intangible assets							15,600
Liabilities:
Total intangible assets							$ 15,600
Customer relationships | Roccor Acquisition
Liabilities:
Total intangible assets					$ 5,700
Customer relationships | LoadPath Acquisition
Liabilities:
Total intangible assets				$ 3,300
Customer relationships | Oakman acquisition
Liabilities:
Total intangible assets			$ 4,900
In-process research and development ("IPR&D") | Adcole Acquisition
Liabilities:
Total intangible assets									$ 190